Financial Risk Management Objectives and Policies - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Cash and cash equivalents	€ 148,519	€ 132,994	€ 207,530	€ 103,353
Trade receivables	€ 1,000	€ 700
Historical volatility for shares, measurement input [member] | ARYA [Member] | Warrants [member]
Statements [Line Items]
Percentage of reasonable possible increase in unobservable inputs	10.00%	10.00%
Percentage of resonably possible decrease in unobservable inputs	10.00%	10.00%
Increase decrease in fair value measurement due to a reasonably possible increase in unobservable input recognized in profit or loss before tax liabilities	€ 1,700	€ 2,800
Increase decrease in fair value measurement due to a reasonably possible decrease in unobservable input recognized in profit or loss before tax liabilities	€ 1,700	€ 2,800
Foreign Exchange Rates [Member] | ARYA [Member] | Warrants [member]
Statements [Line Items]
Percentage Of Reasonably Possible Increase In Foreign Currency Risk		10.00%
Percentage Of Reasonably Possible Decrease In Foreign Currency Risk	10.00%
Percentage of reasonable possible increase in unobservable inputs	10.00%
Percentage of resonably possible decrease in unobservable inputs		10.00%
Increase decrease in fair value measurement due to a reasonably possible increase in unobservable input recognized in profit or loss before tax liabilities	€ 1,500	€ 2,500
Increase decrease in fair value measurement due to a reasonably possible decrease in unobservable input recognized in profit or loss before tax liabilities	1,900	3,100
Credit risk [member]
Statements [Line Items]
Maximum exposure to credit risk	363,000	146,000
Cash and cash equivalents	149,000	133,000
Other financial assets	213,000	12,000
Currency risk [member]
Statements [Line Items]
Cash and cash equivalents	€ 148,500
Currency risk [member] | Germany
Statements [Line Items]
Percentage of cash and cash equivalents held in domicile	87.00%
Currency risk [member] | Top of range [member]
Statements [Line Items]
Foreign exchange gain (loss)	€ 17,000	2,000
Currency risk [member] | Bottom of range [member]
Statements [Line Items]
Foreign exchange gain (loss)	€ 14,000	€ 2,500
Currency risk [member] | Euro [Member]
Statements [Line Items]
Percentage Of Reasonably Possible Decrease In Foreign Currency Risk	10.00%	10.00%
Bonds and short-term deposits	€ 123,300
Currency risk [member] | Euro [Member] | Germany
Statements [Line Items]
Percentage of cash and cash equivalents held in domicile	49.00%
Currency risk [member] | US [Member]
Statements [Line Items]
Percentage Of Reasonably Possible Increase In Foreign Currency Risk	10.00%	10.00%
Bonds and short-term deposits	€ 87,000
Currency risk [member] | US [Member] | Germany
Statements [Line Items]
Percentage of cash and cash equivalents held in domicile	51.00%